Revenue - Schedule of Receivables (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Receivable [Line Items]
Trade receivables	$ 837	$ 737	$ 954
Grant receivables:
Total grant receivables		528	3,623
Other receivables		215	309
Total receivables	983	1,480	4,886
Allowance for credit losses	(807)	(716)	(207)
Total receivables, net	176	764	4,679
Billed [Member]
Grant receivables:
Total grant receivables		151
Unbilled [Member]
Grant receivables:
Total grant receivables		$ 377	$ 3,623